Long-Term Investments	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments
7	Long-term investments
Equity investments accounted for at fair value using the measurement alternative
Equity investments without readily determinable fair value were accounted as cost method investments prior to adopting
ASC
321-
Investments—Equity Securities (“ASC 321”)
. As of December 31, 2018, the carrying amount of the Group’s cost method investments was RMB79,696. In accordance with ASC 321, the Group elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. As of December 31, 2019, the carrying amount of the Group’s equity investments was RMB168,637 (US$24,223), During the year ended December 31, 2019, certain equity investments were remeasured based on observable price changes in orderly transactions for an identical or similar investment of the same issuer and the aggregate carrying amount of these investments was RMB31,375 (US$4,507) as of December 31, 2019.
Total unrealized and realized gains and losses of equity investments with readily determinable fair values in 2019 were as follows:

	For the year ended December 31, 2019
	RMB	US$
Gross unrealized gain (upward adjustment)	17,298	2,485
Gross unrealized loss (downward adjustment)	—	—

Net unrealized gain on equity investments held	17,298	2,485
Net realized gain on equity investments sold	6,778	974

Total net gains recognized in other income, net	24,076	3,459

In 2018 and 2019, the Company acquired a total
5.93%
of the share capital of Zhuoxuan, a non-listed company, for
RMB7,265 (US$1,043).
The Company recognized a fair value gain of RMB3,043

(US$437) in “other income” in 2019 due to the observable price change.
In 2017, the Company acquired 6.25% of the share capital of Shuwei, a non-listed
company, for RMB10,000
,
and the Company’s ownership of share in Shuwei decreased to
 4.27%
in 2018 due to Shuwei’s subsequent rounds of financing. In 2019, the Company disposed certain portion of equity ownership of Shuwei with the consideration RMB10,000 (US$1,436), and recognized realized gain of RMB6,778 (US$974) and a fair value gain of RMB14,255 (US$2,048) for the remaining portion of equity ownership 2.89% in “other income”.
 No
impairment losses were recognized on equity investments for the years ended December 31, 2017, 2018 and 2019, respectively.